CONVERTIBLE SENIOR NOTES (Schedule of future principal payments) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Aggregate future principal payments for long-term debt, including short-term loans
2018	$ 52,685
2019	35,296
2020	8,488
2021	8,488
2022 and thereafter	361,837
Total	$ 466,794